Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets, Net [Abstract]
Intangible assets	¥ 719	¥ 718	¥ 296